Portfolio of Investments
Columbia High Yield Bond Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 93.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.0%
Bombardier, Inc.(a)
10/15/2022	6.000%	1,632,000	1,387,200
03/15/2025	7.500%	1,575,000	1,175,440
04/15/2027	7.875%	2,507,000	1,819,403
TransDigm, Inc.(a)
12/15/2025	8.000%	2,829,000	3,085,398
03/15/2026	6.250%	13,164,000	13,896,955
TransDigm, Inc.
06/15/2026	6.375%	8,153,000	8,335,747
Total			29,700,143
Airlines 0.7%
Delta Air Lines, Inc.(a)
05/01/2025	7.000%	2,397,000	2,624,323
Delta Air Lines, Inc.
01/15/2026	7.375%	650,000	675,554
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	7,024,858	7,317,632
Total			10,617,509
Automotive 2.6%
Clarios Global LP(a)
05/15/2025	6.750%	1,201,000	1,284,899
Ford Motor Co.
04/21/2023	8.500%	1,063,000	1,177,227
04/22/2025	9.000%	2,305,000	2,697,173
04/22/2030	9.625%	319,000	417,820
Ford Motor Credit Co. LLC
11/02/2020	2.343%	1,191,000	1,192,556
03/18/2021	3.336%	2,473,000	2,474,348
10/12/2021	3.813%	3,720,000	3,729,286
03/18/2024	5.584%	8,288,000	8,839,135
11/01/2024	4.063%	1,261,000	1,277,819
06/16/2025	5.125%	1,781,000	1,869,820
08/17/2027	4.125%	5,119,000	5,106,827
IAA Spinco, Inc.(a)
06/15/2027	5.500%	781,000	822,996
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	4,309,000	4,355,993
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	2,369,000	2,517,118
Total			37,763,017
Brokerage/Asset Managers/Exchanges 0.6%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	1,012,000	1,029,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AG Issuer LLC(a)
03/01/2028	6.250%	985,000	998,898
NFP Corp.(a)
05/15/2025	7.000%	883,000	949,417
08/15/2028	6.875%	5,535,000	5,785,768
Total			8,764,043
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	6,487,000	6,673,459
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	3,762,000	3,732,787
11/15/2026	4.500%	2,198,000	2,279,783
Core & Main LP(a)
08/15/2025	6.125%	6,145,000	6,313,494
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	458,000	479,696
Total			19,479,219
Cable and Satellite 7.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	3,194,000	3,339,765
05/01/2027	5.875%	1,954,000	2,053,820
06/01/2029	5.375%	7,548,000	8,282,856
03/01/2030	4.750%	8,258,000	8,867,728
08/15/2030	4.500%	972,000	1,031,304
02/01/2031	4.250%	2,030,000	2,123,046
CSC Holdings LLC(a)
02/01/2029	6.500%	17,222,000	19,385,645
01/15/2030	5.750%	5,186,000	5,654,042
12/01/2030	4.125%	1,315,000	1,363,570
12/01/2030	4.625%	1,408,000	1,442,987
DISH DBS Corp.
07/01/2026	7.750%	16,281,000	18,640,414
DISH DBS Corp.(a)
07/01/2028	7.375%	2,389,000	2,534,958
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	3,903,000	3,966,786
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	4,809,000	5,060,848
Virgin Media Finance PLC(a)
07/15/2030	5.000%	5,438,000	5,600,461
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	7,907,000	8,334,684
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,214,000	1,286,840
Columbia High Yield Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2027	5.500%	8,398,000	8,820,904
01/15/2030	4.875%	1,451,000	1,539,566
Total			109,330,224
Chemicals 4.1%
Alpha 2 BV(a),(b)
06/01/2023	8.750%	4,600,000	4,661,522
Angus Chemical Co.(a)
02/15/2023	8.750%	4,470,000	4,555,679
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	4,581,000	4,692,462
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	3,649,000	3,734,328
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,767,000	2,898,830
CF Industries, Inc.
03/15/2034	5.150%	1,083,000	1,320,655
03/15/2044	5.375%	562,000	698,335
Chemours Co. (The)
05/15/2027	5.375%	859,000	868,968
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,369,000	4,455,709
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	406,000	436,727
INEOS Group Holdings SA(a)
08/01/2024	5.625%	2,092,000	2,107,861
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,764,000	3,012,654
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	1,869,000	1,942,164
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	6,987,000	7,281,989
PQ Corp.(a)
12/15/2025	5.750%	4,343,000	4,467,191
SPCM SA(a)
09/15/2025	4.875%	3,211,000	3,325,096
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	6,755,000	7,253,497
WR Grace & Co-Conn(a)
06/15/2027	4.875%	2,837,000	2,973,397
Total			60,687,064
Construction Machinery 0.5%
H&E Equipment Services, Inc.
09/01/2025	5.625%	2,596,000	2,697,342
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	2,129,499
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	3,058,000	3,157,507
Total			7,984,348
Consumer Cyclical Services 2.4%
APX Group, Inc.
12/01/2022	7.875%	5,121,000	5,175,402
09/01/2023	7.625%	6,577,000	6,750,654
11/01/2024	8.500%	5,211,000	5,552,571
Expedia Group, Inc.(a)
05/01/2025	6.250%	484,000	531,029
05/01/2025	7.000%	242,000	262,442
08/01/2027	4.625%	2,535,000	2,638,783
frontdoor, Inc.(a)
08/15/2026	6.750%	1,378,000	1,487,939
Match Group, Inc.(a)
12/15/2027	5.000%	206,000	219,545
06/01/2028	4.625%	1,915,000	2,017,031
Prime Security Services Borrower LLC/Finance, Inc.(a)
08/31/2027	3.375%	1,733,000	1,726,435
Staples, Inc.(a)
04/15/2026	7.500%	1,610,000	1,432,409
04/15/2027	10.750%	750,000	525,204
Uber Technologies, Inc.(a)
11/01/2023	7.500%	2,267,000	2,358,673
05/15/2025	7.500%	3,799,000	3,984,289
Total			34,662,406
Consumer Products 1.9%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,942,000	2,076,829
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	3,735,000	3,959,009
01/15/2027	7.750%	2,966,000	3,246,945
Mattel, Inc.(a)
12/15/2027	5.875%	2,735,000	2,971,974
Mattel, Inc.
11/01/2041	5.450%	2,614,000	2,379,526
Newell Brands, Inc.
06/01/2025	4.875%	1,034,000	1,119,115
Prestige Brands, Inc.(a)
03/01/2024	6.375%	4,864,000	5,037,368
01/15/2028	5.125%	1,428,000	1,497,188
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	789,000	844,911
Spectrum Brands, Inc.
07/15/2025	5.750%	2,076,000	2,144,669

2	Columbia High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.
08/15/2025	4.375%	925,000	958,928
Valvoline, Inc.(a)
02/15/2030	4.250%	2,077,000	2,203,924
Total			28,440,386
Diversified Manufacturing 1.2%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	2,391,000	2,491,605
CFX Escrow Corp.(a)
02/15/2024	6.000%	959,000	1,003,528
02/15/2026	6.375%	1,151,000	1,246,211
MTS Systems Corp.(a)
08/15/2027	5.750%	792,000	805,825
Resideo Funding, Inc.(a)
11/01/2026	6.125%	3,392,000	3,414,989
Vertical Holdco GmbH(a)
07/15/2028	7.625%	566,000	599,141
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,166,422
Welbilt, Inc.
02/15/2024	9.500%	1,206,000	1,223,904
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,201,000	3,526,573
06/15/2028	7.250%	2,471,000	2,753,620
Total			18,231,818
Electric 4.2%
AES Corp. (The)
09/01/2027	5.125%	4,022,000	4,338,063
Calpine Corp.(a)
06/01/2026	5.250%	2,670,000	2,783,547
02/15/2028	4.500%	3,178,000	3,295,680
02/01/2029	4.625%	1,493,000	1,529,407
02/01/2031	5.000%	1,861,000	1,944,895
Clearway Energy Operating LLC
10/15/2025	5.750%	3,290,000	3,491,213
09/15/2026	5.000%	4,123,000	4,334,110
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,159,000	4,359,892
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,150,000	2,294,468
09/15/2027	4.500%	10,256,000	11,269,215
NRG Energy, Inc.
01/15/2027	6.625%	1,660,000	1,776,966
01/15/2028	5.750%	179,000	194,999
NRG Energy, Inc.(a)
06/15/2029	5.250%	4,667,000	5,094,068
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,236,000	1,299,782
PG&E Corp.
07/01/2028	5.000%	2,275,000	2,269,289
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,218,000	2,466,512
01/15/2030	4.750%	2,786,000	2,999,647
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	2,638,000	2,800,460
07/31/2027	5.000%	3,466,000	3,673,107
Total			62,215,320
Environmental 0.8%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,474,000	2,523,166
08/01/2025	3.750%	2,894,000	2,913,171
12/15/2026	5.125%	1,729,000	1,824,815
05/01/2027	8.500%	1,910,000	2,082,081
Hulk Finance Corp.(a)
06/01/2026	7.000%	1,663,000	1,749,263
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	110,000	113,138
Total			11,205,634
Finance Companies 2.3%
Global Aircraft Leasing Co., Ltd.(a),(b)
09/15/2024	6.500%	2,928,000	1,729,480
Navient Corp.
07/26/2021	6.625%	4,512,000	4,624,706
01/25/2022	7.250%	2,868,000	3,015,909
06/15/2022	6.500%	1,274,000	1,330,320
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	5,305,000	5,170,343
Quicken Loans, Inc.(a)
05/01/2025	5.750%	9,555,000	9,821,112
Springleaf Finance Corp.
03/15/2023	5.625%	4,612,000	4,861,177
03/15/2024	6.125%	3,276,000	3,549,628
Total			34,102,675
Food and Beverage 3.6%
Aramark Services, Inc.(a)
05/01/2025	6.375%	1,025,000	1,074,767
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	5,494,000	5,448,156
Kraft Heinz Foods Co. (The)(a)
05/15/2027	3.875%	3,665,000	3,923,803
10/01/2049	4.875%	2,778,000	3,043,133

Columbia High Yield Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%	2,952,000	3,256,065
07/15/2045	5.200%	1,764,000	1,997,596
06/01/2046	4.375%	4,406,000	4,514,908
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,055,000	2,147,864
11/01/2026	4.875%	2,498,000	2,613,506
05/15/2028	4.875%	1,209,000	1,329,283
Performance Food Group, Inc.(a)
05/01/2025	6.875%	733,000	780,589
10/15/2027	5.500%	1,397,000	1,456,377
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	2,942,000	3,020,185
09/30/2027	5.875%	2,590,000	2,751,487
Post Holdings, Inc.(a)
08/15/2026	5.000%	1,169,000	1,211,521
03/01/2027	5.750%	6,972,000	7,361,068
04/15/2030	4.625%	6,433,000	6,711,052
Total			52,641,360
Gaming 3.7%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	995,000	1,097,501
Boyd Gaming Corp.
12/01/2027	4.750%	2,868,000	2,854,479
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	3,306,000	3,164,405
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,023,000	1,068,913
07/01/2025	6.250%	4,258,000	4,505,075
07/01/2027	8.125%	2,129,000	2,255,880
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	125,000	133,845
International Game Technology PLC(a)
02/15/2022	6.250%	3,280,000	3,366,926
02/15/2025	6.500%	2,515,000	2,746,991
01/15/2029	5.250%	2,047,000	2,111,538
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,126,000	2,300,050
02/01/2027	5.750%	1,906,000	2,111,812
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	3,784,000	3,994,201
Scientific Games International, Inc.(a)
10/15/2025	5.000%	5,966,000	5,895,918
03/15/2026	8.250%	4,812,000	4,979,139
05/15/2028	7.000%	1,392,000	1,364,623
11/15/2029	7.250%	1,394,000	1,381,842
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	2,382,000	2,442,724
02/15/2027	3.750%	1,255,000	1,249,883
12/01/2029	4.625%	1,908,000	1,991,937
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	3,017,000	2,987,087
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	655,000	689,786
Total			54,694,555
Health Care 5.2%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	1,690,000	1,708,188
03/01/2024	6.500%	861,000	886,856
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	627,055
Avantor Funding, Inc.(a)
07/15/2028	4.625%	3,369,000	3,562,264
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	5,570,000	5,674,007
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,689,000	1,778,609
05/01/2028	4.250%	1,072,000	1,127,497
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	4,192,000	4,204,366
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	3,265,000	3,333,469
Encompass Health Corp.
02/01/2028	4.500%	917,000	940,792
02/01/2030	4.750%	917,000	953,719
HCA, Inc.
02/01/2025	5.375%	2,498,000	2,810,583
09/01/2028	5.625%	5,109,000	6,077,863
02/01/2029	5.875%	2,357,000	2,863,424
09/01/2030	3.500%	4,955,000	5,200,618
Hologic, Inc.(a)
10/15/2025	4.375%	5,368,000	5,484,631
02/01/2028	4.625%	1,613,000	1,714,970
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	2,970,000	3,010,573
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	699,000	728,824
02/01/2028	7.250%	889,000	921,815
Select Medical Corp.(a)
08/15/2026	6.250%	4,339,000	4,657,720
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	337,000	331,045
04/15/2027	10.000%	1,649,000	1,784,434

4	Columbia High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,326,953
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	998,043
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	1,638,000	1,797,705
02/01/2027	6.250%	2,829,000	2,976,553
06/15/2028	4.625%	951,000	987,376
Tenet Healthcare Corp.
08/01/2025	7.000%	5,123,000	5,297,128
Total			75,767,080
Healthcare Insurance 1.3%
Centene Corp.
12/15/2027	4.250%	5,637,000	5,925,251
12/15/2029	4.625%	7,340,000	8,055,179
02/15/2030	3.375%	4,226,000	4,414,654
Total			18,395,084
Home Construction 1.2%
Lennar Corp.
06/01/2026	5.250%	2,127,000	2,404,880
06/15/2027	5.000%	1,578,000	1,798,605
Meritage Homes Corp.
04/01/2022	7.000%	2,106,000	2,259,132
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	1,563,000	1,602,746
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	1,201,000	1,303,790
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	2,300,000	2,437,426
03/01/2024	5.625%	2,745,000	2,927,712
TRI Pointe Group, Inc.
06/15/2028	5.700%	666,000	735,112
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	1,480,000	1,614,374
Total			17,083,777
Independent Energy 6.9%
Apache Corp.
11/15/2025	4.625%	1,771,000	1,816,449
11/15/2027	4.875%	2,362,000	2,415,240
02/01/2042	5.250%	755,000	740,260
04/15/2043	4.750%	355,000	333,644
01/15/2044	4.250%	539,000	485,776
Callon Petroleum Co.
10/01/2024	6.125%	1,724,000	566,596
07/01/2026	6.375%	8,861,000	2,653,301
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	474,000	167,960
Comstock Resources, Inc.
08/15/2026	9.750%	375,000	400,649
Continental Resources, Inc.
01/15/2028	4.375%	782,000	751,146
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	6,744,000	6,706,920
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	1,051,000	1,094,376
01/30/2028	5.750%	3,823,000	3,903,638
EQT Corp.
10/01/2027	3.900%	2,307,000	2,218,042
EQT Corp.(c)
02/01/2030	8.750%	2,547,000	3,071,808
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	3,358,000	3,162,888
11/01/2028	6.250%	2,754,000	2,591,278
Matador Resources Co.
09/15/2026	5.875%	8,087,000	7,094,756
Occidental Petroleum Corp.
08/15/2022	2.700%	1,882,000	1,848,808
08/15/2024	2.900%	14,349,000	13,206,480
04/15/2026	3.400%	4,798,000	4,255,065
08/15/2026	3.200%	1,119,000	982,225
08/15/2029	3.500%	2,453,000	2,119,502
09/01/2030	6.625%	5,657,000	5,859,137
04/15/2046	4.400%	7,471,000	5,960,707
08/15/2049	4.400%	2,030,000	1,575,924
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	5,840,000	6,023,480
02/15/2028	4.125%	2,605,000	2,530,714
QEP Resources, Inc.
03/01/2026	5.625%	2,949,000	1,893,790
SM Energy Co.
06/01/2025	5.625%	1,555,000	790,777
09/15/2026	6.750%	4,953,000	2,431,360
01/15/2027	6.625%	2,981,000	1,466,372
WPX Energy, Inc.
09/15/2024	5.250%	1,801,000	1,839,383
01/15/2030	4.500%	8,591,000	8,208,827
Total			101,167,278
Integrated Energy 0.4%
Cenovus Energy, Inc.
07/15/2025	5.375%	1,477,000	1,503,465
04/15/2027	4.250%	1,785,000	1,708,153
11/15/2039	6.750%	2,088,000	2,158,217
Total			5,369,835

Columbia High Yield Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 1.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	4,626,000	4,753,591
Cinemark USA, Inc.(a)
05/01/2025	8.750%	1,849,000	1,978,691
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	3,177,000	3,116,484
05/15/2027	6.500%	2,384,000	2,599,011
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	1,291,000	1,397,224
Viking Cruises Ltd.(a)
05/15/2025	13.000%	659,000	733,554
VOC Escrow Ltd.(a)
02/15/2028	5.000%	742,000	611,218
Total			15,189,773
Lodging 0.4%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	1,328,000	1,392,037
05/01/2028	5.750%	1,462,000	1,546,253
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	2,624,000	2,644,435
Total			5,582,725
Media and Entertainment 3.5%
Clear Channel International BV(a)
08/01/2025	6.625%	4,173,000	4,324,543
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	3,267,000	3,198,766
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	4,457,000	4,491,166
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	2,380,000	1,855,927
08/15/2027	6.625%	711,000	398,697
iHeartCommunications, Inc.
05/01/2026	6.375%	2,103,583	2,200,831
05/01/2027	8.375%	7,376,817	7,478,372
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,118,000	1,121,966
01/15/2028	4.750%	2,513,000	2,399,184
Lamar Media Corp.(a)
02/15/2028	3.750%	1,379,000	1,377,226
01/15/2029	4.875%	1,632,000	1,711,833
Netflix, Inc.
11/15/2028	5.875%	3,363,000	4,139,332
05/15/2029	6.375%	452,000	572,110
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2029	5.375%	2,472,000	2,981,931
06/15/2030	4.875%	3,253,000	3,762,132
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	1,042,000	1,023,520
03/15/2030	4.625%	3,721,000	3,596,355
TEGNA, Inc.(a)
09/15/2029	5.000%	3,119,000	3,133,902
Twitter, Inc.(a)
12/15/2027	3.875%	2,120,000	2,239,530
Total			52,007,323
Metals and Mining 4.6%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,165,000	2,239,972
09/30/2026	7.000%	1,675,000	1,792,665
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	1,982,000	2,058,920
Constellium NV(a)
03/01/2025	6.625%	3,870,000	3,994,272
02/15/2026	5.875%	9,260,000	9,522,028
Constellium SE(a)
06/15/2028	5.625%	1,300,000	1,352,014
Freeport-McMoRan, Inc.
09/01/2029	5.250%	3,692,000	4,069,038
08/01/2030	4.625%	3,358,000	3,589,811
03/15/2043	5.450%	9,673,000	10,865,811
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	3,617,000	3,673,505
01/15/2025	7.625%	9,967,000	10,422,569
Novelis Corp.(a)
09/30/2026	5.875%	9,483,000	9,892,164
01/30/2030	4.750%	4,257,000	4,319,731
Total			67,792,500
Midstream 5.7%
Cheniere Energy Partners LP
10/01/2026	5.625%	2,539,000	2,659,046
DCP Midstream Operating LP
04/01/2044	5.600%	12,095,000	11,347,230
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	3,705,694
EQM Midstream Partners LP(a)
07/01/2025	6.000%	1,590,000	1,687,913
07/01/2027	6.500%	1,517,000	1,662,905
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	751,000	663,734
10/01/2025	6.500%	396,000	342,127
02/01/2028	7.750%	1,684,000	1,499,257

6	Columbia High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	3,523,000	3,511,854
NuStar Logistics LP
06/01/2026	6.000%	1,704,000	1,778,778
04/28/2027	5.625%	5,741,000	5,766,134
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	4,132,000	4,060,241
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	3,900,000	3,635,791
Sunoco LP/Finance Corp.
01/15/2023	4.875%	1,880,000	1,908,104
02/15/2026	5.500%	5,676,000	5,850,033
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	806,000	753,578
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	964,000	1,002,342
01/15/2028	5.000%	8,057,000	8,215,876
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	6,463,000	6,809,730
02/01/2031	4.875%	2,446,000	2,473,834
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,106,000	5,218,144
Western Midstream Operating LP
02/01/2025	3.100%	7,101,000	7,075,706
Western Midstream Operating LP(c)
02/01/2030	5.050%	2,152,000	2,200,536
Total			83,828,587
Oil Field Services 1.0%
Apergy Corp.
05/01/2026	6.375%	2,190,000	2,072,602
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	2,708,000	2,724,542
Nabors Industries Ltd.(a)
01/15/2026	7.250%	4,089,000	1,912,497
01/15/2028	7.500%	1,604,000	687,548
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	7,524,000	5,943,960
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	1,911,000	1,977,555
Total			15,318,704
Other Industry 0.2%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,588,000	1,647,032
Hillenbrand, Inc.
06/15/2025	5.750%	649,000	694,859
Total			2,341,891
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	3,990,000	3,808,042
02/01/2027	4.250%	291,000	266,816
Total			4,074,858
Packaging 2.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	2,283,000	2,419,386
08/15/2026	4.125%	2,762,000	2,878,824
08/15/2027	5.250%	3,831,000	3,976,930
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,088,000	1,154,628
Berry Global, Inc.
07/15/2023	5.125%	2,182,000	2,209,881
BWAY Holding Co.(a)
04/15/2024	5.500%	3,523,000	3,600,348
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	2,750,000	2,881,780
Novolex(a)
01/15/2025	6.875%	1,763,000	1,794,003
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	7,360,000	7,548,619
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,625,000	2,769,420
Total			31,233,819
Pharmaceuticals 2.8%
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	330,000	342,425
04/15/2025	6.125%	5,575,000	5,732,257
12/15/2025	9.000%	2,881,000	3,154,057
04/01/2026	9.250%	4,619,000	5,116,889
01/31/2027	8.500%	4,595,000	5,055,106
01/30/2028	5.000%	1,926,000	1,903,648
02/15/2029	6.250%	3,397,000	3,549,983
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	3,073,000	3,140,464
07/15/2027	5.000%	727,000	768,292
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	680,000	690,205
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	1,999,000	2,164,314
06/30/2028	6.000%	2,753,000	2,135,168
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	1,303,000	1,358,642
06/15/2028	5.000%	1,197,000	1,269,506

Columbia High Yield Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	4,556,000	4,853,946
Total			41,234,902
Property & Casualty 0.9%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	4,941,000	5,237,135
HUB International Ltd.(a)
05/01/2026	7.000%	5,080,000	5,282,209
MGIC Investment Corp.
08/15/2028	5.250%	460,000	482,959
USI, Inc.(a)
05/01/2025	6.875%	1,503,000	1,541,332
Total			12,543,635
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,265,000	2,416,026
IRB Holding Corp.(a)
06/15/2025	7.000%	2,261,000	2,417,411
02/15/2026	6.750%	6,967,000	7,093,625
Yum! Brands, Inc.(a)
04/01/2025	7.750%	436,000	487,255
Total			12,414,317
Retailers 1.5%
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	475,000	505,543
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	969,000	966,791
L Brands, Inc.(a)
07/01/2025	6.875%	1,646,000	1,778,758
07/01/2025	9.375%	667,000	775,384
L Brands, Inc.
02/01/2028	5.250%	1,472,000	1,422,315
06/15/2029	7.500%	848,000	903,022
11/01/2035	6.875%	2,352,000	2,408,435
Penske Automotive Group, Inc.
09/01/2025	3.500%	859,000	864,766
PetSmart, Inc.(a)
03/15/2023	7.125%	7,460,000	7,514,735
06/01/2025	5.875%	4,496,000	4,629,912
Total			21,769,661
Supermarkets 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	1,823,000	1,878,116
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	1,874,000	2,098,011
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/LLC(a)
03/15/2026	3.250%	2,265,000	2,310,365
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	3,021,000	3,186,545
Total			9,473,037
Technology 6.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,873,000	2,959,884
08/01/2025	6.875%	2,691,000	2,770,928
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	788,000	839,335
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	4,002,000	4,053,626
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	897,000	974,022
03/01/2026	9.125%	546,000	585,115
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	884,000	902,724
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,231,351
CDK Global, Inc.
06/01/2027	4.875%	2,037,000	2,153,399
CommScope Technologies LLC(a)
06/15/2025	6.000%	3,760,000	3,855,677
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	1,096,000	1,100,367
Gartner, Inc.(a)
04/01/2025	5.125%	7,077,000	7,339,412
07/01/2028	4.500%	2,740,000	2,861,696
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(a)
11/30/2024	10.000%	3,340,000	3,551,932
Iron Mountain, Inc.(a)
07/15/2030	5.250%	3,390,000	3,598,471
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	2,075,000	2,116,669
Microchip Technology, Inc.(a)
09/01/2025	4.250%	2,608,000	2,712,501
NCR Corp.
12/15/2023	6.375%	5,954,000	6,090,977
NCR Corp.(a)
04/15/2025	8.125%	1,870,000	2,088,059
10/01/2028	5.000%	4,842,000	4,880,749
10/01/2030	5.250%	1,939,000	1,964,199
Plantronics, Inc.(a)
05/31/2023	5.500%	5,070,000	4,808,057

8	Columbia High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.(a)
02/15/2025	3.625%	723,000	741,224
02/15/2028	4.000%	1,043,000	1,082,110
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	7,397,000	7,660,242
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	361,000	387,951
11/15/2026	8.250%	5,686,000	6,253,412
Sabre GLBL, Inc.(a)
04/15/2023	5.375%	678,000	687,863
04/15/2025	9.250%	696,000	773,726
09/01/2025	7.375%	2,302,000	2,412,716
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	2,016,000	2,118,722
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,447,000	1,517,305
06/01/2025	6.750%	2,961,000	3,010,836
Verscend Escrow Corp.(a)
08/15/2026	9.750%	4,487,000	4,863,096
Total			95,948,353
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	1,409,000	1,350,396
Hertz Corp. (The)(a),(d)
06/01/2022	0.000%	2,778,000	2,426,587
10/15/2024	0.000%	1,568,000	635,163
01/15/2028	0.000%	6,009,000	2,463,977
XPO Logistics, Inc.(a)
06/15/2022	6.500%	2,314,000	2,319,387
Total			9,195,510
Wireless 4.4%
Altice France Holding SA(a)
05/15/2027	10.500%	4,123,000	4,722,791
02/15/2028	6.000%	3,100,000	3,092,992
Altice France SA(a)
05/01/2026	7.375%	10,190,000	10,810,914
02/01/2027	8.125%	3,670,000	4,092,203
SBA Communications Corp.
09/01/2024	4.875%	10,899,000	11,161,786
Sprint Capital Corp.
11/15/2028	6.875%	8,231,000	10,517,726
Sprint Corp.
03/01/2026	7.625%	5,016,000	6,167,230
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
01/15/2026	6.500%	6,824,000	7,145,088
02/01/2026	4.500%	2,703,000	2,786,894
02/01/2028	4.750%	3,381,000	3,641,903
Total			64,139,527
Wirelines 2.2%
CenturyLink, Inc.
04/01/2024	7.500%	7,238,000	8,218,752
CenturyLink, Inc.(a)
12/15/2026	5.125%	3,266,000	3,387,693
02/15/2027	4.000%	1,570,000	1,601,259
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	4,254,000	4,209,134
03/01/2028	6.125%	3,961,000	4,090,525
Level 3 Financing, Inc.(a)
07/01/2028	4.250%	4,850,000	4,995,117
01/15/2029	3.625%	4,119,000	4,129,936
Telecom Italia Capital SA
09/30/2034	6.000%	1,454,000	1,759,355
Total			32,391,771
Total Corporate Bonds & Notes (Cost $1,335,629,614)			1,374,783,668

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
High Yield 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	175,000	14,880,250
Total Exchange-Traded Fixed Income Funds (Cost $14,542,442)		14,880,250

Foreign Government Obligations(e) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	3,114,000	3,011,880
Total Foreign Government Obligations (Cost $3,194,613)			3,011,880

Columbia High Yield Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2020 (Unaudited)
Senior Loans 2.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	3.662%	3,145,351	3,112,577
8th Avenue Food & Provisions, Inc.(f),(g),(h)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	7.912%	3,441,442	3,372,613
Total			6,485,190
Finance Companies 0.3%
Ellie Mae, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	4.058%	4,128,800	4,124,052
Food and Beverage 0.2%
BellRing Brands LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	2,532,075	2,528,125
Froneri International Ltd.(f),(g),(h)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.906%	567,000	558,495
Total			3,086,620
Health Care 0.2%
Surgery Center Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/03/2024	4.250%	2,303,000	2,170,992
Metals and Mining 0.5%
Big River Steel LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.000%	7,975,764	7,919,933
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	4,552,780	4,378,636
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.8%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/19/2024	4.250%	1,756,830	1,747,642
Ascend Learning LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	1,477,986	1,466,901
Epicore Software Corp.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	1,039,000	1,068,435
Informatica LLC(f)
2nd Lien Term Loan
02/25/2025	7.125%	3,665,000	3,698,608
Project Alpha Intermediate Holding, Inc.(f),(g),(h)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.520%	2,522,151	2,496,929
Ultimate Software Group, Inc. (The)(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.906%	1,877,810	1,862,450
Total			12,340,965
Total Senior Loans (Cost $40,578,730)			40,506,388

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(i),(j)	16,586,321	16,586,321
Total Money Market Funds (Cost $16,589,700)		16,586,321
Total Investments in Securities (Cost: $1,410,535,099)		1,449,768,507
Other Assets & Liabilities, Net		21,145,770
Net Assets		1,470,914,277

10	Columbia High Yield Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2020, the total value of these securities amounted to $926,765,779, which represents 63.01% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2020.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2020, the total value of these securities amounted to $5,525,727, which represents 0.38% of total net assets.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The stated interest rate represents the weighted average interest rate at August 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Variable rate security. The interest rate shown was the current rate as of August 31, 2020.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	61,158,038	138,980,226	(183,554,944)	3,001	16,586,321	(8,377)	25,034	16,586,321
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia High Yield Bond Fund | Quarterly Report 2020	11